UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
11/30/10 (Unaudited)

CORPORATE BONDS AND NOTES (39.7%)(a)
		Principal amount	Value

Basic materials (3.2%)
Associated Materials, LLC 144A company guaranty sr.
notes 9 1/8s, 2017		$130,000	$132,600
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)		55,000	56,513
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018		25,000	26,438
Compass Minerals International, Inc. company guaranty
sr. unsec. notes 8s, 2019		150,000	163,500
Edgen Murray Corp. company guaranty sr. notes 12 1/4s,
2015		50,000	42,125
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		175,000	182,167
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		90,000	92,044
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		30,000	31,050
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		90,000	94,275
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		30,000	30,900
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9s, 2020		55,000	54,588
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 8 5/8s, 2020		60,000	64,050
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		55,000	58,300
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		200,000	208,000
Ineos Group Holdings PLC company guaranty sr. unsec.
notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	105,000	115,159
Jefferson Smurfit escrow bonds 8 1/4s, 2012		$49,000	1,991
Kronos International, Inc. sr. notes 6 1/2s, 2013
(Germany)	EUR	80,000	102,201
Lyondell Chemical Co. sr. notes 11s, 2018		$320,000	356,000
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		325,000	350,594
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		15,000	16,800
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		115,000	120,463
Momentive Performance Materials, Inc. 144A notes 9s,
2021		155,000	154,225
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		105,000	95,025
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		110,000	135,300
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		120,000	123,450
Old AII, Inc. company guaranty sr. unsec. notes 9s,
2014 (In default) (NON) (PIK)		230,000	483
Omnova Solutions, Inc. 144A company guaranty sr. notes
7 7/8s, 2018		35,000	34,825
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	55,000	82,371
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$140,000	161,000
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		145,000	166,459
Sappi Papier Holding AG 144A company guaranty 6 3/4s,
2012 (Austria)		90,000	92,475
Sealed Air Corp. 144A sr. unsec. bonds 6 7/8s, 2033		55,000	51,277
Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s, 2015
(Ireland)	EUR	15,000	19,976
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$240,000	245,400
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		65,000	69,875
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		65,000	68,413
Steel Dynamics, Inc. 144A company guaranty sr. unsec.
notes 7 5/8s, 2020		40,000	42,800
Stone Container Corp. escrow bonds 8 3/8s, 2012
(In default) (NON)		95,000	3,800
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		105,000	136,500
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		45,000	46,238
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		160,000	164,800
Tutor Perini Corp. 144A company guaranty sr. unsec.
notes 7 5/8s, 2018		45,000	45,338
USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018		45,000	43,200
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		60,000	62,550
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		80,000	78,100
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. notes FRN Ser. B, 4.037s, 2014		80,000	71,200
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		55,000	59,675
			4,554,513

Capital goods (2.2%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s,

2015		80,000	89,000
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		25,000	25,625
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		117,500	128,075
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		185,000	192,400
Ardagh Packaging Finance PLC sr. notes Ser. REGS,
7 3/8s, 2017 (Ireland)	EUR	100,000	129,917
Baldor Electric Co. company guaranty 8 5/8s, 2017		$75,000	83,625
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		90,000	92,250
Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021		135,000	129,263
Case New Holland, Inc. 144A sr. notes 7 7/8s, 2017
(Netherlands)		80,000	88,200
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		125,000	131,875
Graham Packaging Co., Inc. 144A company guaranty sr.
notes 8 1/4s, 2018		20,000	20,400
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		130,000	145,113
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		325,000	392,985
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		90,000	82,800
Mueller Water Products, Inc. company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		20,000	21,950
Polypore International, Inc. 144A sr. notes 7 1/2s,
2017		75,000	75,938
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A company guaranty sr. notes 7 3/4s, 2016
(Luxembourg)		115,000	119,888
Reynolds Group Issuer, Inc. 144A sr. notes 7 1/8s, 2019		100,000	101,750
Ryerson Holding Corp. 144A sr. disc. notes zero %, 2015		100,000	46,250
Ryerson, Inc. company guaranty sr. notes 12s, 2015		225,000	230,906
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015		175,000	184,625
Tenneco, Inc. company guaranty sr. unsec. sub. notes
8 5/8s, 2014		5,000	5,138
Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		50,000	52,188
Terex Corp. sr. unsec. sub. notes 8s, 2017		200,000	197,250
Thermadyne Holdings Corp. 144A sr. notes 9s, 2017		100,000	100,750
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017		130,000	138,450
TransDigm, Inc. company guaranty sr. sub. notes
7 3/4s, 2014		50,000	51,375
TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		100,000	102,750
			3,160,736

Communication services (4.8%)
Adelphia Communications Corp. escrow bonds zero %,
2011		20,000	300
Adelphia Communications Corp. escrow bonds zero %,
2011		235,000	3,525
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		225,000	229,219
Cablevision Systems Corp. sr. unsec. unsub. notes
8 5/8s, 2017		125,000	135,938
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		35,000	37,538
Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018		65,000	68,900
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		299,815	352,657
CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018		55,000	56,925
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		230,000	235,750
Charter Communications Operating LLC/Charter
Communications Operating Capital 144A company guaranty
sr. notes 8s, 2012		110,000	114,950
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		130,000	117,650
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		160,000	169,400
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		120,000	127,350
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		85,000	86,913
Cricket Communications, Inc. 144A company guaranty sr.
unsec. notes 7 3/4s, 2020		215,000	198,338
CSC Holdings LLC sr. notes 6 3/4s, 2012		26,000	27,008
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)		115,000	120,750
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		160,000	161,600
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020		110,000	121,000
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017		65,000	71,500
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2014		25,000	27,625
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		35,000	38,675
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Luxembourg)		70,000	71,925
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		140,000	139,650
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		230,000	243,800

Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		580,000	607,550
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		300,000	289,500
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015		50,000	49,875
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		55,000	55,550
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		170,000	175,950
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		115,000	109,538
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		255,000	246,075
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		215,000	238,650
PAETEC Escrow Corp. 144A sr. unsec. notes 9 7/8s, 2018		100,000	98,750
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		115,000	120,175
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		145,000	146,813
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		20,000	20,200
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		90,000	101,925
Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016		20,000	24,000
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		65,000	70,038
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		35,000	38,325
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		145,000	156,600
Sprint Capital Corp. company guaranty 6 7/8s, 2028		325,000	276,250
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		150,000	156,000
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		175,000	195,563
Wind Acquisition Finance SA 144A company guaranty sr.
notes 7 1/4s, 2018 (Netherlands)		80,000	78,800
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		110,000	122,100
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	50,000	72,813
Wind Acquisition Holdings Finance SA 144A company
guaranty sr. notes 12 1/4s, 2017 (Italy) (PIK)		$107,145	121,074
Windstream Corp. company guaranty 8 5/8s, 2016		110,000	114,125
Windstream Corp. company guaranty 8 1/8s, 2013		95,000	103,788
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2018		35,000	36,050
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		125,000	131,250
			6,916,213

Consumer cyclicals (9.3%)
Affinion Group Holdings, Inc. 144A company guaranty
sr. notes 11 5/8s, 2015		125,000	124,375
Affinion Group Holdings, Inc. 144A sr. notes 10 3/4s,
2016		95,000	105,450
Affinion Group, Inc. company guaranty 11 1/2s, 2015		110,000	110,825
Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018		135,000	124,538
AMC Entertainment, Inc. company guaranty 11s, 2016		77,000	81,620
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		255,000	244,800
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		160,000	158,400
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)		224,930	141,706
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)		18,880	19,258
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		80,000	85,600
Aramark Corp. company guaranty 8 1/2s, 2015		120,000	124,200
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		40,000	40,700
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2015		50,000	47,188
Beazer Homes USA, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2018		65,000	62,400
Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019		75,000	70,688
Belo Corp. sr. unsec. unsub. notes 8s, 2016		30,000	31,800
Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014		160,000	160,800
Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s,
2018		35,000	35,700
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020		100,000	102,125
Building Materials Corp. 144A sr. notes 7s, 2020		45,000	46,350
Building Materials Corp. 144A sr. notes 6 7/8s, 2018		50,000	49,000
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		170,000	174,675
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018		20,000	21,300
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015		210,000	210,000
Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018		95,000	94,288
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		40,000	41,100
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019		85,000	91,163
Clear Channel Communications, Inc. sr. unsec. unsub.
notes 5 3/4s, 2013		145,000	131,588

Clear Channel Communications, Inc. sr. unsec. unsub.
notes 5s, 2012		110,000	105,600
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2017		50,000	53,000
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		160,000	170,800
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		205,000	220,375
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		150,000	163,688
DISH DBS Corp. company guaranty 7 1/8s, 2016		110,000	113,025
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019		135,000	141,750
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)		195,000	215,719
Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. notes
6 1/2s, 2021		65,000	64,025
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020		235,000	266,725
Gateway Casinos & Entertainment, Ltd. 144A company
guaranty sr. notes 8 7/8s, 2017	CAD	35,000	35,121
Giraffe Acquisition Corp. 144A sr. unsec. notes
9 1/8s, 2018		$55,000	55,275
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		215,000	235,425
Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015		130,000	130,000
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		75,000	79,781
Hanesbrands, Inc. 144A company guaranty sr. notes
6 3/8s, 2020		125,000	119,375
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		387,000	327,015
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2015		30,000	27,900
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		220,000	239,800
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		220,000	237,600
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		195,000	185,006
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		50,000	54,250
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		280,000	293,300
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		10,000	11,425
Lamar Media Corp. company guaranty sr. sub. notes
7 7/8s, 2018		40,000	42,200
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		25,000	26,750
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		190,000	207,100
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		145,000	150,256
Lennar Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2018		155,000	146,088
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		80,000	84,000
Levi Strauss & Co. sr. unsec. unsub. notes 7 5/8s, 2020		100,000	102,500
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020		50,000	53,000
M/I Homes, Inc. 144A sr. unsec. notes 8 5/8s, 2018		170,000	169,575
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. unsub. notes 8 3/8s, 2015		75,000	87,375
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016		160,000	172,800
Marquee Holdings, Inc. sr. disc. notes 9.505s, 2014		145,000	119,263
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		200,000	24,000
McClatchy Co. (The) company guaranty sr. notes
11 1/2s, 2017		105,000	109,988
Meritage Homes Corp. company guaranty sr. unsec.
unsub. notes 7.15s, 2020		15,000	14,888
MGM Resorts International company guaranty sr. unsec.
notes 6 5/8s, 2015		50,000	43,250
MGM Resorts International sr. notes 10 3/8s, 2014		20,000	22,200
MGM Resorts International sr. notes 6 3/4s, 2012		2,000	1,963
MGM Resorts International 144A sr. notes 9s, 2020		25,000	27,250
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		225,000	243,281
Michaels Stores, Inc. 144A sr. notes 7 3/4s, 2018		90,000	87,525
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		225,000	231,750
Navistar International Corp. sr. notes 8 1/4s, 2021		165,000	176,550
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015		5,587	5,810
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015		65,000	68,413
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
144A sr. notes 8 7/8s, 2017		130,000	135,525
Nielsen Finance LLC Co. 144A company guaranty sr.
unsec. notes 7 3/4s, 2018		95,000	96,663
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		215,000	217,150
Nortek, Inc. company guaranty sr. notes 11s, 2013		110,155	115,938
Nortek, Inc. 144A company guaranty sr. unsec. notes
10s, 2018		90,000	90,000
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		300,000	356,250
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		30,000	32,925
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016		150,000	147,375

PETCO Animal Supplies, Inc. 144A company guaranty sr.
notes 9 1/4s, 2018		65,000	65,813
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		60,000	61,500
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		35,000	37,669
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		180,000	177,525
QVC Inc. 144A sr. notes 7 1/2s, 2019		140,000	147,000
QVC Inc. 144A sr. notes 7 3/8s, 2020		65,000	67,925
Regal Entertainment Group company guaranty sr. unsec.
notes 9 1/8s, 2018		35,000	36,925
Roofing Supplay Group, LLC/Roofing Supply Finance,
Inc. 144A sr. notes 8 5/8s, 2017		30,000	29,775
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		235,000	230,888
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		104,000	117,520
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018		85,000	79,263
Sinclair Television Group, Inc. 144A sr. notes 8 3/8s,
2018		65,000	66,625
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		35,000	38,500
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016		115,000	131,100
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		25,000	25,750
Toys R Us Property Co., LLC company guaranty sr. notes
8 1/2s, 2017		110,000	116,875
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017		195,000	219,375
Toys R US-Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016		30,000	30,825
Travelport LLC company guaranty 11 7/8s, 2016		150,000	153,375
Travelport LLC company guaranty 9 7/8s, 2014		155,000	153,450
Travelport LLC/Travelport, Inc. 144A company guaranty
sr. unsec. notes 9s, 2016		55,000	54,588
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	60,000	80,154
TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2014	EUR	80,000	106,872
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		$158,966	168,107
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		50,000	52,750
Universal City Development Partners, Ltd. company
guaranty sr. unsec. sub. notes 10 7/8s, 2016		35,000	37,975
Univision Communications, Inc. 144A sr. notes 7 7/8s,
2020		10,000	10,225
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(F)(PIK)		184,377	9,219
WMG Acquisition Corp. company guaranty sr. sec. notes
9 1/2s, 2016		155,000	161,588
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014		60,000	55,800
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes 9 1/2s, 2014		30,000	27,675
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A
company guaranty 1st mtge. notes 7 3/4s, 2020		70,000	73,850
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		145,000	169,650
XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s,
2018		130,000	129,350
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		190,000	196,413
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		180,000	197,100
			13,406,212

Consumer staples (3.5%)
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		30,000	31,425
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 5/8s, 2014		100,000	101,000
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		150,000	150,000
Blue Acquisition Sub., Inc. 144A company guaranty sr.
unsec. notes 9 7/8s, 2018		75,000	78,563
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		140,000	143,150
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		85,000	84,150
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		30,000	30,300
CKE Restaurants, Inc. 144A sr. notes 11 3/8s, 2018		115,000	122,475
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		145,000	155,513
Dave & Buster's, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018		130,000	140,400
Dean Foods Co. company guaranty 7s, 2016		50,000	45,875
DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018		105,000	108,675
Dole Food Co. sr. notes 13 7/8s, 2014		94,000	113,975
Dole Food Co. 144A sr. sec. notes 8s, 2016		65,000	67,600
Dunkin Finance Corp. 144A sr. notes 9 5/8s, 2018		50,000	50,313
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		155,000	157,519
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		40,000	31,700
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013		115,000	80,788
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.297s, 2012		40,000	29,200
Hertz Corp. company guaranty 8 7/8s, 2014		165,000	167,681

Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		45,000	45,450
Hertz Holdings Netherlands BV 144A sr. bond 8 1/2s,
2015 (Netherlands)	EUR	110,000	151,907
JBS USA LLC/JBS USA Finance, Inc. sr. notes 11 5/8s,
2014		$60,000	69,900
Libbey Glass, Inc. 144A sr. notes 10s, 2015		80,000	85,600
Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		55,000	59,400
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. sr. notes 9 1/4s, 2015		45,000	46,294
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		75,000	78,000
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		45,000	46,800
Reddy Ice Corp. company guaranty sr. notes 11 1/4s,
2015		95,000	95,950
Revlon Consumer Products Corp. company guaranty sr.
notes 9 3/4s, 2015		80,000	84,000
Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		40,000	41,500
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		65,000	61,263
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		210,000	174,300
Rite Aid Corp. 144A company guaranty sr. unsub. notes
8s, 2020		35,000	36,050
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017		75,000	79,313
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017		25,000	27,625
Service Corporation International sr. notes 7s, 2019		50,000	50,000
Service Corporation International sr. notes 7s, 2017		65,000	66,869
Service Corporation International sr. unsec. 7 3/8s,
2014		125,000	136,563
Simmons Foods, Inc. 144A sr. notes 10 1/2s, 2017		75,000	78,188
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014		130,000	146,900
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)		117,016	129,888
Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018		95,000	102,838
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		340,000	337,450
SUPERVALU, Inc. sr. unsec. notes 8s, 2016		85,000	83,513
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		305,000	361,425
United Rentals North America, Inc. company guaranty
sr. unsec. sub. notes 8 3/8s, 2020		45,000	44,325
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016		225,000	245,250
West Corp. 144A sr. notes 7 7/8s, 2019		65,000	64,188
West Corp. 144A sr. unsec. notes 8 5/8s, 2018		70,000	72,800
			4,993,851

Energy (5.3%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031		140,000	150,234
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		105,000	111,944
Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040		50,000	47,416
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		105,000	114,975
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		95,000	96,069
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015		50,000	44,875
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018		90,000	95,850
Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s,
2018		140,000	139,300
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015		88,000	86,900
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		155,000	151,900
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020		85,000	87,550
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		35,000	39,200
Complete Production Services, Inc. company guaranty
8s, 2016		100,000	102,500
Compton Petroleum Finance Corp. company guaranty sr.
unsec. notes 10s, 2017 (Canada)		100,725	84,105
Comstock Resources, Inc. company guaranty sr. unsub.
notes 8 3/8s, 2017		110,000	112,200
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		300,000	295,500
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		15,000	16,125
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		215,000	232,738
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		130,000	139,750
Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018		230,000	239,775
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020		95,000	103,550
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		180,000	185,400
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018		250,000	237,500
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		130,000	126,425
Forest Oil Corp. sr. notes 8s, 2011		185,000	193,325
Frac Tech Services, LLC/Frac Tech Finance, Inc 144A
company guaranty sr. notes 7 1/8s, 2018		115,000	114,138
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		345,000	358,800
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017		60,000	47,700
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014		275,000	278,438

International Coal Group, Inc. sr. notes 9 1/8s, 2018	225,000	244,688
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	235,000	248,513
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	90,000	94,500
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	210,000	214,200
Offshore Group Investments, Ltd. 144A sr. notes
11 1/2s, 2015	70,000	73,850
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	50,000	34,750
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	290,000	199,375
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)	30,000	30,300
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	10,000	9,950
Peabody Energy Corp. company guaranty 7 3/8s, 2016	295,000	325,238
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	10,000	10,800
Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	135,000	152,213
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	265,000	296,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	75,000	77,813
Plains Exploration & Production Co. company guaranty
7s, 2017	375,000	379,688
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	50,000	51,125
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	70,000	80,325
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	50,000	51,750
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	115,000	123,050
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	185,000	170,663
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	230,000	218,500
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016	55,000	56,925
Trico Shipping AS 144A sr. notes 13 7/8s, 2014
(Norway) (In default) (NON)	205,000	170,150
Whiting Petroleum Corp. company guaranty 7s, 2014	90,000	93,600
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	115,000	139,061
		7,582,009

Financials (4.0%)
ABN Amro North American Holding Preferred Capital
Repackage Trust I 144A jr. sub. bonds FRB 6.523s,
perpetual maturity	75,000	64,875
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	65,000	68,413
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.497s, 2014	65,000	58,177
Ally Financial, Inc. 144A company guaranty notes
6 1/4s, 2017	90,000	86,400
Ally Financial, Inc. 144A company guaranty sr. unsec.
notes 8s, 2020	60,000	61,800
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	45,000	44,100
American General Finance Corp. sr. unsec. notes Ser.
MTNI, 4 7/8s, 2012	175,000	162,313
American General Finance Corp. sr. unsec. notes Ser.
MTNJ, 6.9s, 2017	295,000	233,788
American General Finance Corp. sr. unsec. notes Ser.
MTNJ, 5 5/8s, 2011	30,000	29,400
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	120,000	122,400
BAC Capital Trust VI bank guaranty jr. unsec. sub.
notes 5 5/8s, 2035	85,000	75,877
BAC Capital Trust XI bank guaranty jr. unsec. sub.
notes 6 5/8s, 2036	70,000	66,882
BankAmerica Capital II bank guaranty jr. unsec. sub.
notes 8s, 2026	30,000	30,150
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037	80,000	77,900
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	170,000	196,988
CB Richard Ellis Services, Inc. 144A company guaranty
sr. unsec. notes 6 5/8s, 2020	65,000	65,000
CIT Group, Inc. sr. bonds 7s, 2017	476,354	464,445
CIT Group, Inc. sr. bonds 7s, 2016	349,538	343,421
CIT Group, Inc. sr. bonds 7s, 2015	147,723	145,507
CIT Group, Inc. sr. bonds 7s, 2014	57,723	57,146
CIT Group, Inc. sr. bonds 7s, 2013	96,815	96,936
Dresdner Funding Trust I 144A bonds 8.151s, 2031	140,000	130,200
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	90,000	89,100
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017	137,000	157,893
HBOS Capital Funding LP 144A bank guaranteed jr.
unsec. sub. FRB 6.071s, perpetual maturity (Jersey)	175,000	152,688
HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	135,000	129,323
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	180,000	180,000
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	115,000	115,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018	240,000	238,200

ING Groep NV unsec. sub. notes 5.775s, perpetual
maturity (Netherlands)	40,000	33,600
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)	110,000	100,100
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	35,000	37,975
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	168,000	173,460
Liberty Mutual Group, Inc. 144A company guaranty jr.
sub. notes FRB 10 3/4s, 2058	25,000	31,095
Liberty Mutual Group, Inc. 144A company guaranty jr.
unsec. sub. bonds 7.8s, 2037	50,000	49,500
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)	190,000	202,350
NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027	30,000	30,225
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015	145,000	144,456
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)	125,000	124,688
Provident Funding Associates 144A sr. notes 10 1/4s,
2017	115,000	118,738
Regions Financing Trust II company guaranty jr. unsec.
sub. bond FRB 6 5/8s, 2047	105,000	85,050
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015	275,000	269,500
Royal Bank of Scotland Group PLC jr. unsec. sub. bonds
FRB 7.648s, 2049 (United Kingdom)	185,000	159,100
Sabra Health Care LP/Sabra Capital Corp. 144A company
guaranty sr. notes 8 1/8s, 2018 (R)	80,000	80,800
SLM Corp. sr. notes Ser. MTN, 8s, 2020	90,000	90,450
SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018	260,000	271,505
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013	60,000	59,550
		5,806,464

Health care (2.9%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	220,000	239,800
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017	130,000	136,988
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015	40,000	41,850
DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s,
2020	30,000	29,738
DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s,
2018	90,000	89,213
Elan Finance PLC/Elan Finance Corp. company guaranty
sr. unsec. notes 8 3/4s, 2016 (Ireland)	160,000	160,400
HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021	110,000	108,213
HCA, Inc. company guaranty sr. notes 9 7/8s, 2017	45,000	49,163
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	267,000	285,356
HCA, Inc. company guaranty sr. notes 8 1/2s, 2019	215,000	234,350
HCA, Inc. sr. notes 6.95s, 2012	70,000	71,663
HCA, Inc. sr. sec. notes 9 1/4s, 2016	355,000	379,850
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	245,000	247,144
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	355,000	359,438
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018	95,000	100,938
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	50,000	50,750
Select Medical Corp. company guaranty 7 5/8s, 2015	85,000	84,575
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	80,000	81,200
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	131,119	132,430
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	30,000	32,400
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018	15,000	16,763
Tenet Healthcare Corp. sr. notes 9s, 2015	270,000	289,575
Tenet Healthcare Corp. 144A sr. unsec. notes 8s, 2020	110,000	107,800
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	265,000	272,288
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.737s, 2012 (PIK)	141,000	141,000
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014	35,000	36,225
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020	20,000	19,500
Valeant Pharmaceuticals International 144A company
guaranty sr. unsec. notes 6 7/8s, 2018	45,000	44,269
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017	20,000	19,750
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	280,000	297,334
		4,159,963

Technology (2.3%)
Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s,
2017	85,000	89,675
Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s,
2020	40,000	41,000
Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	25,000	20,250
Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s,
2015	145,000	143,913
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	212,350	205,449
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	65,000	62,563
Fidelity National Information Services, Inc. 144A

company guaranty sr. notes 7 7/8s, 2020		65,000	69,388
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017		65,000	68,575
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		339,824	293,098
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		170,000	144,500
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		155,000	119,350
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		23,647	23,765
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		246,000	249,690
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		59,000	55,903
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018		70,000	75,775
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018		120,000	125,700
Iron Mountain, Inc. company guaranty 8 3/4s, 2018		55,000	57,750
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		25,000	27,375
Jazz Technologies, Inc. 144A notes 8s, 2015 (F)		625,000	550,000
NXP BV/NXP Funding, LLC company guaranty Ser. EXCH,
9 1/2s, 2015 (Netherlands)		150,000	153,750
NXP BV/NXP Funding, LLC company guaranty sr. notes FRN
Ser. EXCH, 3.039s, 2013 (Netherlands)		150,000	141,750
NXP BV/NXP Funding, LLC 144A company guaranty sr.
notes 9 3/4s, 2018 (Netherlands)		100,000	108,000
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		156,000	161,850
SunGard Data Systems, Inc. 144A sr. unsec. notes
7 5/8s, 2020		160,000	160,000
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		190,000	227,050
			3,376,119

Transportation (0.1%)
AMGH Merger Sub., Inc. 144A company guaranty sr. notes
9 1/4s, 2018		70,000	72,800
Inaer Aviation Finance Ltd. 144A sr. notes 9 1/2s,
2017 (Spain)	EUR	70,000	88,043
			160,843

Utilities and power (2.1%)
AES Corp. (The) sr. unsec. notes 8s, 2020		$55,000	57,475
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		85,000	88,400
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020		100,000	101,750
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		95,000	95,530
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		230,000	150,075
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		75,000	64,125
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		20,000	19,300
Edison Mission Energy sr. unsec. notes 7.2s, 2019		85,000	65,450
Edison Mission Energy sr. unsec. notes 7s, 2017		40,000	31,400
El Paso Corp. sr. unsec. notes 12s, 2013		35,000	42,788
El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031		100,000	103,875
El Paso Natural Gas Co. debs. 8 5/8s, 2022		40,000	50,118
Energy Future Holdings Corp. company guaranty sr.
unsec. notes 11 1/4s, 2017 (PIK)		28,090	17,416
Energy Future Holdings Corp. 144A sr. sec. bond 10s,
2020		45,000	46,042
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020		62,000	63,591
Energy Future Intermediate Holdings Co., LLC sr. notes
9 3/4s, 2019		256,000	256,640
GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020		190,000	180,975
GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2018		25,000	23,750
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		25,000	26,875
KCP&L Greater Missouri Operations Co. sr. unsec. notes
7.95s, 2011		5,000	5,056
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		170,000	172,975
Mirant North America, LLC company guaranty 7 3/8s, 2013		235,000	238,525
NRG Energy, Inc. company guaranty 7 3/8s, 2017		100,000	100,500
NRG Energy, Inc. company guaranty 7 1/4s, 2014		80,000	81,600
NRG Energy, Inc. sr. notes 7 3/8s, 2016		355,000	356,775
NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		70,000	70,798
NV Energy, Inc. sr. unsec. unsub. notes 8 5/8s, 2014		115,000	118,450
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		140,000	155,400
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		15,000	16,108
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes 10 1/2s, 2016 (PIK)		178,506	96,393
Texas Competitive Electric Holdings Co., LLC 144A
company guaranty sr. notes 15s, 2021		75,000	69,000
			2,967,155

Total corporate bonds and notes (cost $55,265,780)			$57,084,078

CONVERTIBLE BONDS AND NOTES (30.7%)(a)
		Principal amount	Value

Basic materials (1.2%)
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014		$535,000	$630,297
U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014		335,000	558,613

USEC, Inc. cv. sr. unsec. notes 3s, 2014	600,000	534,750
		1,723,660

Capital goods (1.9%)
AAR CORP. 144A cv. sr. unsec. notes 2 1/4s, 2016	1,300,000	1,235,000
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	100,000	112,000
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	1,075,000	1,226,844
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036	75,000	70,875
		2,644,719

Communication services (4.6%)
Cogent Communication Group, Inc. cv. sr. unsec. notes
1s, 2027	800,000	671,000
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	1,160,000	1,046,900
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	1,700,000	1,621,375
NII Holdings, Inc. cv. sr. unsec. notes 3 1/8s, 2012	1,400,000	1,359,750
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016
(United Kingdom)	1,170,000	1,848,600
		6,547,625

Consumer cyclicals (6.2%)
CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015	267,000	289,194
Charming Shoppes, Inc. cv. sr. unsec. notes 1 1/8s,
2014	1,175,000	981,125
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	631,000	1,217,483
Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s,
2013	900,000	870,750
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	375,000	410,175
Liberty Media, LLC cv. sr. unsec. unsub. notes 3 1/2s,
2031	1,900,000	1,009,565
Live Nation Entertainment, Inc. cv. sr. unsec. notes
2 7/8s, 2027	1,145,000	1,016,188
Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014	800,000	633,000
Sinclair Broadcast Group, Inc. cv. unsec. sub. debs
6s, 2012	1,525,000	1,505,938
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	378,000	378,000
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	547,000	623,908
		8,935,326

Consumer staples (1.5%)
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	968,000	941,380
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	470,000	444,761
Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	883,000	809,049
		2,195,190

Energy (3.3%)
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	225,000	216,563
Chesapeake Energy Corp. cv. sr. unsec. notes company
guaranty 2 1/2s, 2037	1,455,000	1,227,656
Global Industries, Ltd. cv. sr. unsec. notes 2 3/4s,
2027	573,000	419,723
Helix Energy Solutions Group, Inc. cv. sr. unsec.
unsub. notes 3 1/4s, 2025	1,120,000	1,072,400
International Coal Group, Inc. cv. company guaranty
sr. unsec. notes 4s, 2017	282,000	424,466
Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s,
2041	400,000	499,500
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	870,000	856,950
Trico Marine Services, Inc. cv. sr. unsec. debs. 3s,
2027 (In default) (NON)	500,000	35,625
		4,752,883

Financials (2.9%)
Annaly Capital Management, Inc. cv. sr. unsec. unsub.
notes 4s, 2015 (R)	400,000	452,500
CapitalSource, Inc. cv. company guaranty sr. unsec.
sub. notes 7 1/4s, 2037	300,000	302,250
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	545,000	742,563
KKR Financial Holdings, LLC cv. sr. unsec. notes
7 1/2s, 2017	598,000	801,320
Old Republic International Corp. cv. sr. unsec. unsub.
notes 8s, 2012	944,000	1,143,420
Tower Group, Inc. 144A cv. sr. unsec. notes 5s, 2014	679,000	763,875
		4,205,928

Health care (3.2%)
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	850,000	732,063
China Medical Technologies, Inc. cv. sr. unsec. bonds

Ser. CMT, 4s, 2013 (China)	1,065,000	902,588
China Medical Technologies, Inc. 144A cv. sr. unsec.
notes 6 1/4s, 2016 (China)	445,000	445,000
Hologic, Inc. cv. sr. unsec. unsub. notes
stepped-coupon 2s (zero %, 12/15/13) 2037 (STP)	1,200,000	1,113,000
LifePoint Hospitals, Inc. cv. sr. unsec. sub. notes
3 1/4s, 2025	400,000	399,500
Omnicare, Inc. cv. company guaranty sr. unsec. debs
Ser. OCR, 3 1/4s, 2035	788,000	732,840
Providence Service Corp. (The) cv. sr. unsec. sub.
notes 6 1/2s, 2014	302,000	302,000
		4,626,991

Technology (5.6%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	829,000	830,036
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	1,470,000	1,469,081
EnerSys cv. sr. unsec. notes stepped-coupon 3 3/8s
(zero %, 6/1/15) 2038 (STP)	437,000	485,616
ON Semiconductor Corp. cv. company guaranty sr. unsec.
sub. notes 2 5/8s, 2026	650,000	695,500
Powerwave Technologies, Inc. cv. sr. unsec. sub. notes
3 7/8s, 2027	205,000	173,225
Quantum Corp. 144A cv. sr. unsec. sub. notes 3 1/2s,
2015	793,000	867,304
Safeguard Scientifics, Inc. cv. sr. unsec. sub. notes
10 1/8s, 2014	1,800,000	2,265,750
TeleCommunication Systems, Inc. 144A cv. sr. unsec.
notes 4 1/2s, 2014	875,000	815,938
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	375,000	419,063
		8,021,513

Transportation (0.3%)
AMR Corp. cv. company guaranty sr. unsub. notes
6 1/4s, 2014	355,000	420,675
		420,675

Total convertible bonds and notes (cost $38,668,697)		$44,074,510

CONVERTIBLE PREFERRED STOCKS (24.3%)(a)
	Shares	Value

Basic materials (1.3%)
Smurfit-Stone Container Corp. zero % cv. pfd. (F)	65,720	$657
Vale Capital II $3.375 cv. pfd. (Cayman Islands)	21,400	1,896,575
		1,897,232

Communication services (2.1%)
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	30,900	1,274,625
Crown Castle International Corp. $3.125 cum. cv. pfd.	29,498	1,762,506
		3,037,131

Consumer cyclicals (8.1%)
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	88,700	2,128,800
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	44,070	2,266,851
General Motors Co. Ser. B, $2.375 cv. pfd.	74,310	3,767,517
Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv.
pfd.	990	990,000
Retail Ventures, Inc. $3.312 cv. pfd.	27,400	1,637,424
Stanley Black & Decker, Inc. $4.75 cv. pfd.	8,247	841,194
		11,631,786

Consumer staples (2.0%)
Bunge, Ltd. $4.875 cv. pfd.	11,485	1,025,036
Dole Food Automatic Exchange 144A 7.00% cv. pfd. (NON)	58,672	573,225
Newell Financial Trust I $2.625 cum. cv. pfd.	30,380	1,298,745
		2,897,006

Energy (1.0%)
Apache Corp. Ser. D, $3.00 cv. pfd.	23,200	1,406,848
		1,406,848

Financials (6.5%)
Alexandria Real Estate Equities, Inc. Ser. D, $1.75
cv. pfd.	28,010	644,230
AMG Capital Trust II $2.575 cv. pfd.	16,395	636,331
Assured Guaranty, Ltd. $4.25 cv. pfd. (Bermuda)	6,000	426,840
Bank of America Corp. Ser. L, 7.25% cv. pfd.	1,667	1,546,143
Citigroup, Inc. $7.50 cv. pfd.	10,000	1,250,000
Entertainment Properties Trust Ser. C, $1.438 cum. cv.
pfd.	51,500	1,001,515
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	29,500	680,344
Huntington Bancshares Ser. A, 8.50% cv. pfd.	820	831,788
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	850	442
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	1,050	1,036,350
XL Group, Ltd. $2.688 cv. pfd.	45,545	1,300,765

				9,354,748

Utilities and power (3.3%)
AES Trust III $3.375 cv. pfd.			27,800	1,334,400
El Paso Corp. 4.99% cv. pfd.			1,090	1,276,663
Great Plains Energy, Inc. $6.00 cv. pfd.			20,806	1,281,442
PPL Corp. $4.75 cv. pfd.			14,345	776,065
				4,668,570

Total convertible preferred stocks (cost $33,089,574)				$34,893,321

COMMON STOCKS (1.7%)(a)
			Shares	Value

AES Corp. (The) (NON)			6,265	$67,725
Alliance HealthCare Services, Inc. (NON)			14,750	55,313
American Media Operations, Inc. 144A (F)			3,597	1
Avis Budget Group, Inc. (NON)			3,210	42,661
Bohai Bay Litigation, LLC (Escrow) (F)			406	1,267
CIT Group, Inc. (NON)			1,016	40,091
Community Health Systems, Inc. (NON)			2,371	75,540
Dana Holding Corp. (NON)			4,540	68,599
El Paso Corp.			4,940	66,641
FelCor Lodging Trust, Inc. (NON) (R)			8,485	50,316
Fortescue Metals Group, Ltd. (Australia) (NON)			9,200	55,630
Freeport-McMoRan Copper & Gold, Inc. Class B			1,100	111,452
General Motors Co. (NON)			2,830	96,786
Interpublic Group of Companies, Inc. (The) (NON)			3,010	32,057
Leap Wireless International, Inc. (NON)			1,316	14,325
Louisiana-Pacific Corp. (NON)			6,054	49,643
Merck & Co., Inc.			19,621	676,335
Newell Rubbermaid, Inc.			12,200	204,594
Nortek, Inc. (NON)			2,860	117,260
Owens Corning, Inc. (NON)			975	25,652
Petrohawk Energy Corp. (NON)			4,123	73,513
Sealy Corp. (NON)			29,223	88,253
Service Corporation International			9,975	80,399
Spectrum Brands Holdings, Inc. (NON)			1,789	48,357
Sprint Nextel Corp. (NON)			19,115	72,255
Stallion Oilfield Holdings, Ltd.			1,473	34,247
Temple-Inland, Inc.			1,645	34,496
Terex Corp. (NON)			1,305	31,685
Trump Entertainment Resorts, Inc. (F)			152	2,432
TRW Automotive Holdings Corp. (NON)			1,540	73,135
Vertis Holdings, Inc. (F)(NON)			7,497	7

Total common stocks (cost $2,501,802)				$2,390,667

UNITS (0.9%)(a)
			Units	Value

Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2029			1,540,000	$1,309,000

Total units (cost $1,252,362)				$1,309,000

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			211	$188,383

Total preferred stocks (cost $122,992)				$188,383

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Smurfit Kappa Group PLC 144A (Ireland) (F)	10/1/13	EUR 0.001	119	$5,446
Tower Semiconductor, Ltd. 144A (Israel) (F)	6/30/15	$0.01	168,777	40,505
Vertis Holdings, Inc. (F)	10/18/15	0.01	309	1

Total warrants (cost $38,280)				$45,952

SENIOR LOANS (--%)(a)(c)
			Principal amount	Value

GateHouse Media, Inc. bank term loan FRN Ser. B,
2.26s, 2014			$90,841	$32,573
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.26s, 2014			33,896	12,154

Total senior loans (cost $119,074)				$44,727

SHORT-TERM INVESTMENTS (2.1%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.19% (e)			3,009,547	$3,009,547

Total short-term investments (cost $3,009,547)				$3,009,547

TOTAL INVESTMENTS

Total investments (cost $134,068,108) (b)				$143,040,185

FORWARD CURRENCY CONTRACTS at 11/30/10 (aggregate face value $1,614,978) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

	Bank of America, N.A.
	Canadian Dollar	Sell	12/15/10	$34,114	$34,972	$858
	Euro	Sell	12/15/10	115,514	124,156	8,642

Citibank, N.A.
	Euro	Buy	12/15/10	21,724	23,162	(1,438)

Credit Suisse AG
	Euro	Buy	12/15/10	20,033	21,362	(1,329)

Deutsche Bank AG
	Euro	Sell	12/15/10	123,579	131,729	8,150

	Goldman Sachs International
	Euro	Sell	12/15/10	117,985	125,776	7,791

	HSBC Bank USA, National Association
	Euro	Sell	12/15/10	49,432	52,708	3,276

	JPMorgan Chase Bank, N.A.
	Euro	Buy	12/15/10	134,766	143,657	(8,891)

	Royal Bank of Scotland PLC (The)
	Euro	Buy	12/15/10	73,367	78,212	(4,845)

	State Street Bank and Trust Co.
	Euro	Sell	12/15/10	63,220	67,024	3,804

UBS AG
	Euro	Sell	12/15/10	92,619	98,744	6,125

	Westpac Banking Corp.
	Australian Dollar	Sell	12/15/10	59,827	62,362	2,535
	Euro	Sell	12/15/10	610,870	651,114	40,244

Total						$64,922

Key to holding's currency abbreviations

CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNI	Medium Term Notes Class I
MTNJ	Medium Term Notes Class J

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2010 through November 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $143,724,733.

(b) The aggregate identified cost on a tax basis is $134,213,732, resulting in gross unrealized appreciation and depreciation of $12,675,568 and $3,849,115, respectively, or net unrealized appreciation of $8,826,453.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $633 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $19,367,211 and $17,860,228, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $12,749 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to manage foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $16,503 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$195,591	$55,630	$--

Capital goods	31,685	--	--

Communication services	86,580	--	--

Consumer cyclicals	552,058	--	2,440

Consumer staples	376,011	--	--

Energy	73,513	34,247	1,267

Financials	40,091	--	--

Health care	807,188	--	--

Utilities and power	134,366	--	--

Total common stocks	2,297,083	89,877	3,707

Convertible bonds and notes	--	44,074,510	--

Convertible preferred stocks	--	34,892,664	657

Corporate bonds and notes	--	56,524,859	559,219

Preferred stocks	--	188,383	--

Senior loans	--	44,727	--

Units	--	1,309,000	--

Warrants	--	--	45,952

Short-term investments	3,009,547	--	--

Totals by level	$5,306,630	$137,124,020	$609,535

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$64,922	$--

Totals by level	$--	$64,922	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$81,425	$16,503

Equity contracts	45,952	--

Total	$127,377	$16,503

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: January 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 27, 2011